CONTRACT BALANCES (Tables)	12 Months Ended
Dec. 31, 2024
CONTRACT BALANCES
Schedule of accounts receivable, net

	As of December 31,
	2023	2024

Accounts receivable	2,532,280	3,048,182
Less: allowance for credit losses	(39,221)	(26,226)

Accounts receivable, net	2,493,059	3,021,956

Schedule of allowance for credit losses

	Years ended December 31,
	2022	2023	2024

Balance at the beginning of the year	12,124	20,728	39,221
Allowance made (reversal of allowance) during the year	7,744	18,294	(13,173)
Foreign exchange impact	860	199	178

Balance at the end of the year	20,728	39,221	26,226

Schedule of deferred revenue

Deferred revenue

Beginning balance as of January 1, 2024	187,568
Decrease	(45,724)

Closing balance as of December 31, 2024	141,844

Schedule of remaining performance obligations

As of December 31, 2024, the revenues, excluding any variable considerations, expected to be recognized in future periods related to remaining performance obligations that are unsatisfied were as follows:

Revenue expected to be recognized	RMB

Within 1 year	1,403,758
After 1 year but within 2 years	1,103,844
After 2 years but within 3 years	939,796
After 3 years but within 4 years	621,200
After 4 years but within 5 years	572,226
After 5 years	1,244,489

Total	5,885,313